Leases - Schedule of Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Leases:
Lease cost	$ 147	$ 159
Finance Leases:
Amortization of ROU assets	5	1
Interest on lease liability	1	1
Total lease cost	$ 153	$ 161
Operating lease
Weighted-average remaining lease term (in years)	1 year 8 months 12 days	2 years 8 months 12 days
Weighted-average discount rate	8.47%	8.47%
Finance lease
Weighted-average remaining lease term (in years)	3 years 7 months 6 days	4 years 7 months 6 days
Weighted-average discount rate	9.00%	9.00%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$ 147	$ 159
Operating cash flow from finance leases	1	1
Financing cash flow from finance leases	3	2
ROU assets obtained in exchange for lease obligations for:
Operating liabilities
Finance liabilities	$ 11	$ 15